Equipment, leases and leasehold improvements, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases and leasehold improvements
Disclosure of initial application of standards or interpretations [line items]
Disposals and retirements, property, plant and equipment	$ 12	$ 3
Main office space
Disclosure of initial application of standards or interpretations [line items]
Lease term	15 years
Representative office | Minimun of the year
Disclosure of initial application of standards or interpretations [line items]
Lease term	3 years
Representative office | Maximum of the year
Disclosure of initial application of standards or interpretations [line items]
Lease term	5 years
Buildings | IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 6